Trade Payables and Accruals - Summary of Trade Payables and Accruals (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Trade and other current payables [abstract]
Trade payables	$ 829.4	$ 1,026.8
Wages and related employee accruals	114.3	128.2
Other accruals	278.4	295.4
Total trade payables and accruals	$ 1,222.1	$ 1,450.4